Income taxes - Reconciliation of Federal Statutory Income Tax Provision to Company's Actual Provision (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Benefit at federal statutory tax rate	$ 1,280,000	$ 680,000
Unbenefited operating losses	(1,280,000)	(680,000)
Income tax provision	$ 0	$ 0